Document and Entity Information	Apr. 08, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 08, 2019
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	Apr. 08, 2019
Document Effective Date	Apr. 08, 2019
Prospectus Date	Aug. 31, 2018
Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DNSXX
Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHLXX
Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DRRXX